Share capital and Contributed Surplus - (A) Share capital (Narrative) (Details)																							1 Months Ended			2 Months Ended	12 Months Ended
	Jul. 25, 2025 CAD ($) $ / shares shares	Jul. 25, 2025 USD ($) shares	Apr. 23, 2025	Feb. 25, 2025 CAD ($) $ / shares shares	Nov. 12, 2024 CAD ($) $ / shares shares	Nov. 12, 2024 USD ($) shares	Nov. 11, 2024 CAD ($) $ / shares shares	Nov. 01, 2024 CAD ($)	Nov. 01, 2024 USD ($)	Aug. 13, 2024 CAD ($) $ / shares shares	Aug. 13, 2024 USD ($) $ / shares shares	Jun. 14, 2024 CAD ($) $ / shares shares	Jun. 14, 2024 USD ($) $ / shares shares	Apr. 09, 2024 CAD ($) $ / shares shares	Apr. 09, 2024 USD ($) $ / shares shares	Jan. 10, 2024 CAD ($) shares	Jul. 21, 2023 $ / shares	Dec. 09, 2022 CAD ($) $ / shares shares	Dec. 09, 2022 USD ($) $ / shares shares	Dec. 09, 2022 CAD ($) $ / shares shares	Dec. 09, 2022 USD ($)	Oct. 28, 2022	Oct. 31, 2024	Jul. 21, 2023 CAD ($) $ / shares shares	Jul. 21, 2023 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Sep. 30, 2025 CAD ($) $ / shares shares	Sep. 30, 2025 $ / shares $ / shares	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2024 $ / shares	Sep. 30, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 USD ($) shares	Jul. 25, 2025 $ / shares	Apr. 09, 2024 $ / shares	Jul. 21, 2023 $ / shares	Dec. 09, 2022 $ / shares shares
Share capital and Contributed Surplus
Number of shares in exchange of warrants																											1,295,113
Number of warrants exercised																											11,243,900		1,781,323
Number of warrants granted																											20,425,318		6,094,050
Proceeds from issue of ordinary shares | $																											$ 18,718,524		$ 4,965,680		$ 7,357,012
Weighted average exercise price of warrants exercised | $ / shares																												$ 0.09		$ 0
Proceeds from exercise of warrants | $																											402,837		1,613
Conversion ratio			21																				10
Payments for share issue costs | $																											4,346,838		747,926		542,591
Share offering costs | $																											$ 3,237,953		$ 1,033,393		$ 3,152,794
Pre-Funded Warrants
Share capital and Contributed Surplus
Weighted average exercise price of warrants exercised | $ / shares																										$ 0.021
July 2025 Broker warrants
Share capital and Contributed Surplus
Number of shares in exchange of warrants																											56,991
Exercise price of each warrant (in CAD per share) | $ / shares																											$ 10.52	$ 10.52
Conversion ratio to Common Shares	one for one basis	one for one basis																									1 for 1
Placement agent warrants granted																											56,991
February 2025 Common Warrants
Share capital and Contributed Surplus
Term of warrants				60 months
Exercise price of warrants issued | $ / shares				$ 24.36
February 21, 2025 Private placement warrants
Share capital and Contributed Surplus
Number of shares in exchange of warrants																											180,375
Exercise price of each warrant (in CAD per share) | $ / shares																											$ 1.16	1.16
Conversion ratio to Common Shares																											21 for 1
February 25, 2025 Private placement warrants
Share capital and Contributed Surplus
Number of shares in exchange of warrants																											7,215
Exercise price of each warrant (in CAD per share) | $ / shares																											$ 1.16	1.16
Conversion ratio to Common Shares																											21 for 1
July 2025 public offering
Share capital and Contributed Surplus
Issued common shares	673,084	673,084
Gross proceeds | $	$ 6,800,000
Percentage of public offering price issued	7.50%	7.50%
Obligation fees | $		$ 489,868
Share offering costs | $		$ 1,402,227
July 2025 public offering | Maximum
Share capital and Contributed Surplus
Number of shares in exchange of warrants	759,879	759,879
July 2025 public offering | Pre-Funded Warrants
Share capital and Contributed Surplus
Pre-funded warrants issued	86,795	86,795
Exercise price | $ / shares	$ 0.001
Issue price per share | $ / shares	8.955
Warrant price per share | $ / shares	8.955
Exercise price of each warrant (in CAD per share) | $ / shares	$ 0.001
Number of warrants exercised	55,530	55,530
July 2025 public offering | July 2025 Broker warrants
Share capital and Contributed Surplus
Exercise price | $ / shares																																		$ 11.19
Class of warrant or right, granted	56,991	56,991
Term of warrants	60 months	60 months
Percentage of public offering price issued	125.00%	125.00%
Fair value of broker compensation warrants | $		$ 238,735
July 2025 public offering | July 2025 warrants
Share capital and Contributed Surplus
Exercise price of each warrant (in CAD per share) | $ / shares	$ 10.52
Term of warrants	5 years	5 years
August 2024 Offering
Share capital and Contributed Surplus
Percentage of public offering price issued				7.50%
Obligation fees | $				$ 244,128
November 2024 Offering
Share capital and Contributed Surplus
Proceeds from issue of ordinary shares					$ 3,400,000	$ 2,500,000		$ 4,900,000	$ 3,500,000
Percentage of public offering price issued					7.50%	7.50%
Obligation fees					$ 259,534	$ 184,047
Private Placement (February 2025)
Share capital and Contributed Surplus
Issued common shares				50,248
Number of warrants that were converted into each share of common stock				21
Issue price per share | $ / shares				$ 19.488
Term of warrants				60 months
Proceeds from issue of ordinary shares | $				$ 3,700,000
Fair value per common share | $ / shares				$ 7.308
Placement agent fees | $				$ 274,182
Percentage of common shares				105.00%
Placement agent warrants granted				196,970
Percentage of pre-funded warrants sold				5.00%
Exercise price of placement agent warrants | $ / shares				$ 24.36
Percentage of gross proceeds offering				7.50%
Fair value of broker compensation warrants | $				$ 114,046
Share offering costs | $				$ 927,219
Private Placement (February 2025) | Pre-Funded Warrants
Share capital and Contributed Surplus
Pre-funded warrants issued				2,884,179
Number of common shares acquired				1
Number of shares in exchange of warrants																											137,342
Number of warrants exercised																											2,884,179
Pre-funded warrant, price per share | $ / shares				$ 0.928
Exercise price of pre-funded warrant | $ / shares				0.021
Estimated fair value per warrant | $ / shares				0.348
Weighted average exercise price of warrants exercised | $ / shares																											$ 0.001
Proceeds from exercise of warrants | $																											$ 2,884
Private Placement (February 2025) | Pre-Funded Warrants | Common share
Share capital and Contributed Surplus
Par value per share | $ / shares				0
Private Placement (February 2025) | February 21, 2025 Private placement warrants
Share capital and Contributed Surplus
Estimated fair value per warrant | $ / shares				0.58
Private Placement (February 2025) | February 25, 2025 Private placement warrants
Share capital and Contributed Surplus
Estimated fair value per warrant | $ / shares				$ 0.55
U.S. IPO and Canadian Offerings
Share capital and Contributed Surplus
Issued common shares																															15,363
Issue of equity | $																															$ 13,675,120
Gross proceeds from issuing units																		$ 19,400,000	$ 14,100,000
Fair value of broker compensation warrants																		2,800,000	$ 2,100,000
Share offering costs deferred | $																		$ 628,262
Share offering costs																				$ 4,400,000	$ 3,200,000
Private Placement
Share capital and Contributed Surplus
Issued common shares																								7,343	7,343		50,248				7,343
Pre-funded warrants issued																								930,548	930,548
Number of shares in exchange of warrants																								587	587
Issue price per share | (per share)																								$ 625.8	$ 474.6
Term of warrants																	60 months							60 months	60 months
Proceeds from issue of ordinary shares																								$ 7,400,000	$ 5,588,397
Pre-funded warrant, price per share | (per share)																	$ 2.98							$ 2.98												$ 2.26
Exercise price of pre-funded warrant | $ / shares																																				0.21
Exercise price of warrants issued | (per share)																	$ 735							$ 735												$ 558.6
Issue of equity | $																											$ 371,154				$ 3,050,316
Placement agent fees | $																									$ 475,013.14
Placement agent warrants granted																								123,367	123,367
Percentage of pre-funded warrants sold																								5.00%	5.00%
Exercise price of placement agent warrants | (per share)																								$ 735	$ 558.6
Underwriter warrants granted																		123,637	123,637
Percentage of gross proceeds offering																								8.50%	8.50%
Private Placement | Pre-Funded Warrants
Share capital and Contributed Surplus
Conversion ratio to Common Shares																	210 Pre-funded Warrants
Private Placement | Common warrants
Share capital and Contributed Surplus
Conversion ratio to Common Shares																	210 Common Warrants
November 2024 PP
Share capital and Contributed Surplus
Pre-funded warrants issued					4,145,200	4,145,200
Number of warrants that were converted into each share of common stock					21	21
Term of warrants					60 months	60 months
Proceeds from issue of ordinary shares					$ 3,400,000	$ 2,500,000
Proceeds from exercise of warrants | $																											$ 880,000
Placement agent fees					$ 274,027	$ 196,400
Placement agent warrants granted					207,260	207,260
Percentage of pre-funded warrants sold					5.00%	5.00%
Exercise price of placement agent warrants | $ / shares					$ 21.63
Percentage of gross proceeds offering					8.00%	8.00%
Fair value of broker compensation warrants | $					$ 158,554
Share offering costs | $					$ 681,185
November 2024 PP | Pre-Funded Warrants
Share capital and Contributed Surplus
Pre-funded warrants issued					4,145,200	4,145,200
Exercise price | $ / shares																											$ 0.061	0.061
Number of warrants that were converted into each share of common stock					21	21
Number of shares in exchange of warrants																											197,391
Warrant price per share | $ / shares					$ 0.824
Number of warrants exercised																											4,145,200
Exercise price of pre-funded warrant | $ / shares					0.021
Estimated fair value per warrant | $ / shares					0.06
November 2024 PP | Pre-Funded Warrants | Common share
Share capital and Contributed Surplus
Par value per share | $ / shares					$ 0
November 2024 PP | November 2024 Common Warrant
Share capital and Contributed Surplus
Exercise price | $ / shares																											$ 1.03	$ 1.03
Number of warrants that were converted into each share of common stock					21	21
Number of shares in exchange of warrants																											16,667
Exercise price of each warrant (in CAD per share) | $ / shares					$ 21.63
Term of warrants					60 months	60 months
Number of warrants exercised																											350,000
Estimated fair value per warrant | $ / shares					$ 0.765
Debt Settlement
Share capital and Contributed Surplus
Issued common shares							5,669									222
Issue price per share | $ / shares							$ 17.64
Issue of equity | $							$ 100,000									$ 97,615
Number of units issued to settle loan																																267	267
Percentage of redemption premium																																10.00%	10.00%
Debt Settlement | March 2022 Loan [Member]
Share capital and Contributed Surplus
Debt settled with issuance of units | $																																	$ 12,000
Debt Settlement | August 2022 Loans [Member]
Share capital and Contributed Surplus
Debt settled with issuance of units																																$ 302,197	$ 223,321
April 2024 Public Offering
Share capital and Contributed Surplus
Issued common shares														3,500	3,500
Pre-funded warrants issued														43,868	43,868
Number of shares in exchange of warrants														366	366
Issue price per share | (per share)														$ 184.8	$ 136.5
Conversion ratio to Common Shares														210 warrants for one common share	210 warrants for one common share
Term of warrants														60 months	60 months
Number of warrants granted														1,400,000	1,400,000
Proceeds from issue of ordinary shares | $															$ 1,000,000
Pre-funded warrant, price per share | (per share)														$ 0.881																					$ 0.649
Exercise price of pre-funded warrant | $ / shares														0.21
Placement agent fees, per unit | $ / shares														$ 10.24
Placement agent fees														$ 101,838	$ 75,002
Percentage of public offering price issued														7.50%	7.50%
Placement agent warrants granted														76,925	76,925
Percentage of pre-funded warrants sold														5.00%	5.00%
Exercise price of placement agent warrants | (per share)														$ 231.67	$ 170.63
Share issue related cost recognized in net loss and comprehensive loss | $														$ 339,324
Share issue related cost recognized in equity | $														269,400
Share offering costs | $														$ 608,724
April 2024 Public Offering | Pre-Funded Warrants
Share capital and Contributed Surplus
Pre-funded warrants issued														803,500	803,500
June 2024 Public Offering
Share capital and Contributed Surplus
Issued common shares												13,809	13,809
Issue price per share | (per share)												$ 168	$ 121.8
Conversion ratio to Common Shares												210 warrants for one common share	210 warrants for one common share
Term of warrants												60 months	60 months
Proceeds from issue of ordinary shares												$ 2,300,000	$ 1,700,000
Placement agent fees, per unit | $ / shares												$ 9.14
Placement agent fees												$ 173,469	$ 126,150
Percentage of public offering price issued												7.50%	7.50%
Placement agent warrants granted												145,000	145,000
Exercise price of placement agent warrants | (per share)												$ 210	$ 152.25
Fair value of broker compensation warrants | $												$ 61,213
Share offering costs | $												$ 384,509
August 2024 Offering
Share capital and Contributed Surplus
Issued common shares										22,452	22,452
Number of shares in exchange of warrants										471,500	471,500
Issue price per share | (per share)										$ 57.54	$ 42
Conversion ratio to Common Shares										210 warrants for one common share	210 warrants for one common share
Proceeds from issue of ordinary shares										$ 1,400,000	$ 900,000
Placement agent fees | $										$ 70,725
Percentage of public offering price issued										7.50%	7.50%
Placement agent warrants granted										1,683	1,683
Exercise price of placement agent warrants | $ / shares											$ 52.5
Share issue related cost recognized in net loss and comprehensive loss | $										$ 202,242
Share issue related cost recognized in equity | $										$ 281,869
Exercise price of warrants granted | (per share)										$ 72.03	$ 52.5
Fair value of broker compensation warrants | $										$ 28,632
US Public Offering
Share capital and Contributed Surplus
Pre-funded warrants issued																		199,000	199,000
Exercise price | $ / shares																																					$ 1,050
Number of common shares acquired																		1		1																	1
Number of shares in exchange of warrants																		642	642
Issue price per share | $ / shares																			$ 867.3
Warrant price per share | $ / shares																		$ 4.13		$ 4.13
Conversion ratio to Common Shares																		210 warrants for one common share	210 warrants for one common share
Pre-funded warrant, price per share | $ / shares																																					$ 4.12
Exercise price of pre-funded warrant | $ / shares																																					2.1
Warrants granted during period																		375,000	375,000
Ifrs stock issued during period, shares, new issues																		11,904	11,904
Exercise price of warrants granted | $ / shares																			$ 0.021
Number of units issued																		2,500,000	2,500,000
Conversion ratio																						70
Underwriter warrants granted																		134,950	134,950
Pre-funded common share purchase																		14,700	14,700
Payments for share issue costs																		$ 1,138,105	$ 835,000
Percentage of gross proceeds offering																		7.50%	7.50%
Underwriter warrants, percentage																		5.00%	5.00%
Exercise price of underwriters warrants | $ / shares																			$ 1,084.13
Canadian Offering
Share capital and Contributed Surplus
Pre-funded warrants issued																		726,392	726,392
Issue price per share | $ / shares																			$ 867.3
Warrant price per share | $ / shares																																					4.13
Conversion ratio to Common Shares																		210 warrants for one common share	210 warrants for one common share
Exercise price of warrants issued | $ / shares																																					$ 1,050
Ifrs stock issued during period, shares, new issues																		3,459	3,459
Underwriter warrants granted																		50,848	50,848
Payments for share issue costs																		$ 286,230	$ 210,000
Compensation options granted																		50,848	50,848												50,848
Number of securities into which each compensation option may be converted																		1		1																	1